CONCENTRATION	12 Months Ended
Dec. 31, 2014
CONCENTRATION [Abstract]
CONCENTRATION

NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2014		2013		2012

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$-	-	$18,570,574	16%	$47,193,174	39%
Company B (3rd Party)	-	-	-	-	25,522,442	21%
Company C (3rd Party)	17,880,306	14%	12,368,270	11%	-	-
Company D (3rd Party)	-	-	11,380,839	10%	-	-
Company E (3rd Party)	24,915,113	20%	-	-	-	-
Company F (3rd Party)	20,361,459	17%	-	-	-	-
Company G (3rd Party)	15,503,953	13%	-	-	-	-
Total Revenues	$78,660,831	64%	$42,319,683	37%	$72,715,616	60%

	Year ended December 31,
	2014		2013		2012

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$20,021,833	19%	$-	-	$39,484,102	44%
Company Y (3rd Party)	54,268,855	51%	32,748,784	32%	-	-
Company Z (3rd Party)	-	-	47,407,595	46%	30,028,975	33%
Company U (3rd Party)	-	-	-	-	11,010,434	12%
Company V (3rd Party)	12,919,182	12%	-	-	-	-
Total Purchase	$87,209,870	82%	$80,156,379	78%	$80,523,511	89%

Accounts receivable related to the Company's major customers comprised 63% and 31% of all accounts receivable as of December 31, 2014 and 2013, respectively.

Accounts payable related to the Company's major suppliers comprised nil and 19% of all accounts payable as of December 31, 2014 and 2013, respectively.